Retirement Plans and Other Investment Categories (Details 3) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
U.S. Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	$ 117.1	$ 123.1	$ 136.8
Defined Benefit Plan, Alternative Investments, Fair Value Of Plan Assets	114.6	119.5
U.S. Pension Benefits | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	2.5	3.6
U.S. Pension Benefits | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	0.0	0.0
U.S. Pension Benefits | Cash, including money market funds
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	2.5	3.6
Defined Benefit Plan, Alternative Investments, Fair Value Of Plan Assets	0.0	0.0
U.S. Pension Benefits | Cash, including money market funds | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	2.5	3.6
U.S. Pension Benefits | Cash, including money market funds | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	0.0	0.0
U.S. Pension Benefits | U.S. equities
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	28.6	28.5
Defined Benefit Plan, Alternative Investments, Fair Value Of Plan Assets	28.6	28.5
U.S. Pension Benefits | U.S. equities | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	0.0	0.0
U.S. Pension Benefits | U.S. equities | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	0.0	0.0
U.S. Pension Benefits | Non-U.S. equities
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	8.7	9.3
Defined Benefit Plan, Alternative Investments, Fair Value Of Plan Assets	8.7	9.3
U.S. Pension Benefits | Non-U.S. equities | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	0.0	0.0
U.S. Pension Benefits | Non-U.S. equities | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	0.0	0.0
U.S. Pension Benefits | U.S. corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	56.4	58.7
Defined Benefit Plan, Alternative Investments, Fair Value Of Plan Assets	56.4	58.7
U.S. Pension Benefits | U.S. corporate bonds | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	0.0	0.0
U.S. Pension Benefits | U.S. corporate bonds | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	0.0	0.0
U.S. Pension Benefits | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	0.0	0.0
Defined Benefit Plan, Alternative Investments, Fair Value Of Plan Assets	0.0	0.0
U.S. Pension Benefits | Non-U.S. corporate bonds | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	0.0	0.0
U.S. Pension Benefits | Non-U.S. corporate bonds | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	0.0	0.0
U.S. Pension Benefits | U.S. government securities
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	12.7	14.0
Defined Benefit Plan, Alternative Investments, Fair Value Of Plan Assets	12.7	14.0
U.S. Pension Benefits | U.S. government securities | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	0.0	0.0
U.S. Pension Benefits | U.S. government securities | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	0.0	0.0
U.S. Pension Benefits | Non-U.S. government securities
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	0.3	0.1
Defined Benefit Plan, Alternative Investments, Fair Value Of Plan Assets	0.3	0.1
U.S. Pension Benefits | Non-U.S. government securities | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	0.0	0.0
U.S. Pension Benefits | Non-U.S. government securities | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	0.0	0.0
U.S. Pension Benefits | Real estate
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	0.0	0.0
Defined Benefit Plan, Alternative Investments, Fair Value Of Plan Assets	0.0	0.0
U.S. Pension Benefits | Real estate | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	0.0	0.0
U.S. Pension Benefits | Real estate | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	0.0	0.0
U.S. Pension Benefits | Other securities
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	7.9	8.9
Defined Benefit Plan, Alternative Investments, Fair Value Of Plan Assets	7.9	8.9
U.S. Pension Benefits | Other securities | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	0.0	0.0
U.S. Pension Benefits | Other securities | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	0.0	0.0
Non-U.S. Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	108.3	111.2	$ 119.0
Defined Benefit Plan, Alternative Investments, Fair Value Of Plan Assets	0.0	0.0
Non-U.S. Pension Benefits | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	2.1	4.4
Non-U.S. Pension Benefits | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	106.2	106.8
Non-U.S. Pension Benefits | Cash, including money market funds
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	2.1	4.4
Defined Benefit Plan, Alternative Investments, Fair Value Of Plan Assets	0.0	0.0
Non-U.S. Pension Benefits | Cash, including money market funds | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	2.1	4.4
Non-U.S. Pension Benefits | Cash, including money market funds | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	0.0	0.0
Non-U.S. Pension Benefits | U.S. equities
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	5.9	6.3
Defined Benefit Plan, Alternative Investments, Fair Value Of Plan Assets		0.0
Non-U.S. Pension Benefits | U.S. equities | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	0.0	0.0
Non-U.S. Pension Benefits | U.S. equities | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	5.9	6.3
Non-U.S. Pension Benefits | Non-U.S. equities
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	21.2	21.7
Defined Benefit Plan, Alternative Investments, Fair Value Of Plan Assets	0.0	0.0
Non-U.S. Pension Benefits | Non-U.S. equities | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	0.0	0.0
Non-U.S. Pension Benefits | Non-U.S. equities | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	21.2	21.7
Non-U.S. Pension Benefits | U.S. corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	0.9	0.1
Defined Benefit Plan, Alternative Investments, Fair Value Of Plan Assets	0.0	0.0
Non-U.S. Pension Benefits | U.S. corporate bonds | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	0.0	0.0
Non-U.S. Pension Benefits | U.S. corporate bonds | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	0.9	0.1
Non-U.S. Pension Benefits | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	17.7	20.3
Defined Benefit Plan, Alternative Investments, Fair Value Of Plan Assets	0.0	0.0
Non-U.S. Pension Benefits | Non-U.S. corporate bonds | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	0.0	0.0
Non-U.S. Pension Benefits | Non-U.S. corporate bonds | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	17.7	20.3
Non-U.S. Pension Benefits | U.S. government securities
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	0.6	0.0
Defined Benefit Plan, Alternative Investments, Fair Value Of Plan Assets	0.0	0.0
Non-U.S. Pension Benefits | U.S. government securities | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	0.0	0.0
Non-U.S. Pension Benefits | U.S. government securities | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	0.6	0.0
Non-U.S. Pension Benefits | Non-U.S. government securities
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	29.3	29.8
Defined Benefit Plan, Alternative Investments, Fair Value Of Plan Assets	0.0	0.0
Non-U.S. Pension Benefits | Non-U.S. government securities | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	0.0	0.0
Non-U.S. Pension Benefits | Non-U.S. government securities | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	29.3	29.8
Non-U.S. Pension Benefits | Real estate
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	2.8	3.4
Defined Benefit Plan, Alternative Investments, Fair Value Of Plan Assets	0.0	0.0
Non-U.S. Pension Benefits | Real estate | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	0.0	0.0
Non-U.S. Pension Benefits | Real estate | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	2.8	3.4
Non-U.S. Pension Benefits | Other securities
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	27.8	25.2
Defined Benefit Plan, Alternative Investments, Fair Value Of Plan Assets	0.0	0.0
Non-U.S. Pension Benefits | Other securities | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	0.0	0.0
Non-U.S. Pension Benefits | Other securities | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	27.8	25.2
Accounting Standards Update 2015-07 [Member] | U.S. Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Alternative Investments, Fair Value Of Plan Assets		$ 119.5
Accounting Standards Update 2015-07 [Member] | U.S. Pension Benefits | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	$ (119.5)